SHARE-BASED COMPENSATION (Significant Modification) (Narrative) (Details) (2011 Share Plan [Member], USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Oct. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense due to plan modification	$ 0
Non-employee consultants [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards remeasured		1,451,680
Non-employee consultants [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards remeasured		4,850,635